John Hancock Managed Account Shares Bond Completion Portfolio Expense Example - John Hancock Managed Account Shares Bond Completion Portfolio - None or SAME	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	2,112
Expense Example, with Redemption, 5 Years	3,992
Expense Example, with Redemption, 10 Years	$ 7,838